Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about shares, activity [Table Text Block]
	Year ended Dec. 31, 2019		Year ended Dec. 31, 2018
	Common shares	Amount	Common shares	Amount
Balance, beginning of year	261,272,151	$1,777,340	261,271,188	$1,777,409
Share issue costs, net of tax	-	-	-	(80)
Warrants exercised	-	-	963	11
Balance, end of year	261,272,151	$1,777,340	261,272,151	$1,777,340